Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2019
Notes payable		$ 830,708		$ 830,708		$ 165,120
Due to related party		638,345		638,345		1,103,314	$ 287,084
Repayment of notes payable				685,295	$ 600,000	650,000
Operating expenses		861,215	$ 1,407,911	4,100,856	$ 3,665,785	5,270,386	2,230,025
Loss on settlement of debt						$ 1,206,329
Series A Preferred Stock [Member]
Shares issued during the period, New issues
CEO [Member]
Notes payable						$ 12,900
Due to related party		135,000		135,000
Repayment of notes payable						162,485
Operating expenses				241,941		137,264
Repayment of debt				247,411
Convertible note		81,000		81,000
Prepayment penalty				54,000
Loss on settlement of debt				$ 54,000
CEO [Member] | Series A Preferred Stock [Member]
Shares issued during the period, New issues				148,666
Share Settlement Agreement [Member] | Series A Preferred Stock [Member]
Shares issued during the period, New issues	144,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Notes payable		$ 484,061		$ 484,061		828,561		$ 940,000
Due to related party								$ 97,689
Repayment of notes payable				374,952		124,984
Interest expenses				$ 30,452		$ 13,545
Mr. Remillard [Member]
Purchase consideration, common stock shares issuable	$ 1,600,000
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Ownership percentage	100.00%
Purchase consideration	$ 1,500,000
Purchase consideration, paid at closing	50,000
Purchase consideration, promissory note	250,000
Purchase consideration, common stock shares issuable	$ 1,200,000